Equity warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Warrant price per share		$ 2.64
Shares issued		30,720		97,908
Total proceeds	$ 7,631
Share price			$ 18.00
Common Class A [Member]
Shares issued	663,584
Public Warrants [Member]
Warrants outstanding	663,584	7,736,416	8,400,000
Warrant price per share			$ 11.50
Warrant term			5 years
Convertible Note Warrants [Member]
Warrants outstanding		1,000,000
Warrant [Member]
Warrant price per share			$ 0.01